PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT
Schedule of Property and Equipment

	Estimated Life	September 30, 2013	December 31, 2012
Furniture and fixtures	5 years	$56,995	$56,995
Office and computer equipment	1 - 5 years	227,344	220,060
Land	—	266,977	266,977
Building and improvements	5 - 25 years	727,965	727,965
Site costs	10 years	1,272,732	1,272,732
Crushing system	20 years	2,256,943	2,256,943
Process plant and equipment	10 years	3,169,442	3,166,280
Vehicles and mining equipment	5 - 10 years	695,825	682,373
		8,674,223	8,650,325
Less: accumulated depreciation		(1,993,320)	(1,263,549)

		$6,680,903	$7,386,776

	Estimated Life	December 31, 2012	December 31, 2011
Furniture and fixtures	5 years	$56,995	$20,000
Office and computer equipment	1 - 5 years	220,060	26,606
Land	—	266,977	266,977
Building and improvements	5 - 25 years	727,965	727,965
Site costs	10 years	1,272,732	1,272,732
Crushing system	20 years	2,256,943	2,256,943
Process plant and equipment	10 years	3,166,280	3,115,266
Vehicles and mining equipment	5 - 10 years	682,373	659,622
		8,650,325	8,346,111
Less: accumulated depreciation		(1,263,549)	(315,008)

		$7,386,776	$8,031,103